AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 40.6%
Information Technology – 8.9%
Communications Equipment – 0.0%
Telefonaktiebolaget LM Ericsson - Class B	1,571	$20,824

Electronic Equipment, Instruments & Components – 0.4%
Arrow Electronics, Inc.(a)	829	91,870
CDW Corp./DE	4,758	788,638

		880,508

IT Services – 1.8%
Accenture PLC - Class A	151	41,714
Atos SE(a)	347	27,054
Automatic Data Processing, Inc.	3,612	680,754
EPAM Systems, Inc.(a)	236	93,619
Genpact Ltd.	17,469	748,022
Mastercard, Inc. - Class A	204	72,634
PayPal Holdings, Inc.(a)	2,990	726,092
Shopify, Inc. - Class A(a)	49	54,097
Visa, Inc. - Class A(b)	9,385	1,987,086

		4,431,072

Semiconductors & Semiconductor Equipment – 1.9%
Advanced Micro Devices, Inc.(a)	284	22,294
Applied Materials, Inc.	1,055	140,948
ASML Holding NV	139	85,286
Lam Research Corp.	32	19,048
NVIDIA Corp.	1,479	789,682
NXP Semiconductors NV	4,366	879,050
QUALCOMM, Inc.	8,269	1,096,387
STMicroelectronics NV	1,641	62,695
Teradyne, Inc.	194	23,606
Texas Instruments, Inc.	5,755	1,087,637
Xilinx, Inc.	4,083	505,884

		4,712,517

Software – 3.2%
Adobe, Inc.(a)	1,281	608,949
Autodesk, Inc.(a)	22	6,097
Cadence Design Systems, Inc.(a)	675	92,468
Citrix Systems, Inc.	4,648	652,393
Constellation Software, Inc./Canada	28	39,103
Crowdstrike Holdings, Inc. - Class A(a) (b)	88	16,061
Dropbox, Inc. - Class A(a)	1,871	49,881
Fair Isaac Corp.(a)	67	32,565
Intuit, Inc.	42	16,089
Microsoft Corp.	21,413	5,048,543
Oracle Corp.	13,063	916,631
ServiceNow, Inc.(a)	188	94,021
Trade Desk, Inc. (The) - Class A(a)	13	8,472
Trend Micro, Inc./Japan	800	40,158
WiseTech Global Ltd.	151	3,360
Xero Ltd.(a)	281	27,197

		7,651,988

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	25,451	$3,108,840
Topicus.com, Inc.(a)	52	3,415
Western Digital Corp.	10,352	690,996

		3,803,251

		21,500,160

Consumer Discretionary – 4.7%
Auto Components – 0.4%
Aisin Seiki Co., Ltd.	2,800	106,641
Faurecia SE(a)	22	1,171
Lear Corp.	83	15,044
Magna International, Inc. (Canada) - Class A	530	46,678
Magna International, Inc. (United States) - Class A	9,840	866,314

		1,035,848

Automobiles – 0.3%
Ford Motor Co.(a)	915	11,209
General Motors Co.(a)	908	52,174
Stellantis NV	1,320	23,343
Stellantis NV(b)	26,715	475,260
Tesla, Inc.(a)	81	54,102

		616,088

Distributors – 0.2%
LKQ Corp.(a)	12,697	537,464

Diversified Consumer Services – 0.1%
Chegg, Inc.(a)	3,412	292,272

Hotels, Restaurants & Leisure – 0.1%
Aristocrat Leisure Ltd.	1,313	34,447
Chipotle Mexican Grill, Inc. - Class A(a)	61	86,670
Domino’s Pizza, Inc.(b)	20	7,356
La Francaise des Jeux SAEM(c)	411	18,677
McDonald’s Corp.	32	7,172

		154,322

Household Durables – 0.0%
Electrolux AB - Class B	1,974	54,879
Whirlpool Corp.	47	10,357

		65,236

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.(a)	890	2,753,731
eBay, Inc.	265	16,229
HelloFresh SE(a)	1,103	82,182
Zalando SE(a) (c)	562	55,069

		2,907,211

Company	Shares	U.S. $ Value

Multiline Retail – 0.0%
Dollar General Corp.	83	$16,818
Next PLC(a)	608	65,896

		82,714

Specialty Retail – 1.6%
AutoZone, Inc.(a)	780	1,095,354
Home Depot, Inc. (The)	6,197	1,891,634
Lowe’s Cos., Inc.	22	4,184
TJX Cos., Inc. (The)	13,534	895,274

		3,886,446

Textiles, Apparel & Luxury Goods – 0.8%
Deckers Outdoor Corp.(a)	2,007	663,153
LVMH Moet Hennessy Louis Vuitton SE	61	40,745
NIKE, Inc. - Class B	8,722	1,159,066
Pandora A/S(a)	616	65,881

		1,928,845

		11,506,446

Health Care – 4.4%
Biotechnology – 0.5%
AbbVie, Inc.	828	89,606
Amgen, Inc.	100	24,881
Regeneron Pharmaceuticals, Inc.(a)	850	402,169
Vertex Pharmaceuticals, Inc.(a)	3,561	765,223

		1,281,879

Health Care Equipment & Supplies – 1.2%
Align Technology, Inc.(a)	67	36,283
Edwards Lifesciences Corp.(a)	8,529	713,366
Medtronic PLC	12,576	1,485,603
ResMed, Inc.	109	21,148
Zimmer Biomet Holdings, Inc.	3,518	563,161

		2,819,561

Health Care Providers & Services – 1.4%
AmerisourceBergen Corp. - Class A	681	80,406
Anthem, Inc.	2,611	937,218
McKesson Corp.	376	73,335
Molina Healthcare, Inc.(a)	280	65,453
UnitedHealth Group, Inc.	5,758	2,142,379

		3,298,791

Health Care Technology – 0.0%
Cerner Corp.	1,009	72,527
Veeva Systems, Inc. - Class A(a)	107	27,953

		100,480

Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. - Class A(a)	124	70,825
Lonza Group AG	17	9,508
Mettler-Toledo International, Inc.(a)	66	76,276
Sartorius Stedim Biotech	119	48,974

Waters Corp.(a)	91	25,859

		231,442

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.2%
Eli Lilly & Co.	539	$100,696
Johnson & Johnson	3,331	547,450
Merck & Co., Inc.	641	49,415
Novo Nordisk A/S - Class B	688	46,360
Roche Holding AG	173	56,042
Roche Holding AG (Sponsored ADR)	28,580	1,159,205
Takeda Pharmaceutical Co., Ltd.	1,900	69,259
Zoetis, Inc.	5,149	810,864

		2,839,291

		10,571,444

Real Estate – 4.3%
Diversified Real Estate Activities – 0.3%
Mitsubishi Estate Co., Ltd.	3,800	66,544
Mitsui Fudosan Co., Ltd.	9,700	221,116
New World Development Co., Ltd.	18,000	93,504
Sumitomo Realty & Development Co., Ltd.	1,300	46,051
Sun Hung Kai Properties Ltd.	11,000	166,560
UOL Group Ltd.	7,700	45,282

		639,057

Diversified REITs – 0.3%
Alexander & Baldwin, Inc.	3,260	54,735
Armada Hoffler Properties, Inc.	3,732	46,799
Broadstone Net Lease, Inc.	1,660	30,378
Cofinimmo SA	270	39,310
Daiwa House REIT Investment Corp.	14	37,619
Essential Properties Realty Trust, Inc.	4,184	95,521
Fibra Uno Administracion SA de CV	13,590	15,911
Hulic Reit, Inc.	42	65,882
ICADE	570	41,640
Land Securities Group PLC	6,570	62,472
Merlin Properties Socimi SA	7,690	78,721
Nomura Real Estate Master Fund, Inc.	30	45,168
Stockland	40,300	135,284

		749,440

Equity Real Estate Investment Trusts (REITs) – 1.2%
American Campus Communities, Inc.	13,008	561,555
American Tower Corp.	1,958	468,080
Mid-America Apartment Communities, Inc.	5,801	837,432
Orix JREIT, Inc.	16	27,867
Prologis, Inc.	8,952	948,912
Scentre Group	2,055	4,425
VICI Properties, Inc.(b)	2,049	57,864

		2,906,135

Health Care REITs – 0.3%
Assura PLC	10,859	10,792
Medical Properties Trust, Inc.	6,640	141,299
Omega Healthcare Investors, Inc.	3,357	122,967
Physicians Realty Trust	5,803	102,539
Welltower, Inc.	3,120	223,485

		601,082

Company	Shares	U.S. $ Value

Hotel & Resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,240	$47,207
Japan Hotel REIT Investment Corp.	35	19,786
Park Hotels & Resorts, Inc.(a)	4,100	88,478
RLJ Lodging Trust	5,596	86,626

		242,097

Industrial REITs – 0.3%
Americold Realty Trust	3,497	134,530
Ascendas Real Estate Investment Trust	18,800	42,706
Dream Industrial Real Estate Investment Trust	4,045	43,196
GLP J-Reit	38	62,442
Industrial & Infrastructure Fund Investment Corp.	30	51,518
Mitsui Fudosan Logistics Park, Inc.	9	44,508
Plymouth Industrial REIT, Inc.	1,112	18,737
Rexford Industrial Realty, Inc.	1,851	93,290
Segro PLC	10,786	139,389
STAG Industrial, Inc.	2,779	93,402

		723,718

Office REITs – 0.3%
Alexandria Real Estate Equities, Inc.	1,137	186,809
Allied Properties Real Estate Investment Trust	1,685	54,491
alstria office REIT-AG	2,390	38,625
Boston Properties, Inc.	1,045	105,817
Cousins Properties, Inc.	2,842	100,465
Covivio	380	32,501
Daiwa Office Investment Corp.	9	63,427
Japan Prime Realty Investment Corp.	17	63,560
Japan Real Estate Investment Corp.	7	41,366
Kilroy Realty Corp.	1,339	87,878
Nippon Building Fund, Inc.	6	35,357
True North Commercial Real Estate Investment Trust	3,060	16,728

		827,024

Real Estate Development – 0.1%
CIFI Holdings Group Co., Ltd.	38,000	36,976
CK Asset Holdings Ltd.	8,000	48,701
Instone Real Estate Group AG(a) (c)	2,115	58,162

		143,839

Real Estate Management & Development – 0.0%
CBRE Group, Inc. - Class A(a)	205	16,218
FirstService Corp.	90	13,359

		29,577

Real Estate Operating Companies – 0.3%
ADLER Group SA(a) (c)	2,920	79,968
Aroundtown SA	10,290	73,284
CA Immobilien Anlagen AG	1,378	58,353
CTP BV(a) (c)	2,463	43,614
Deutsche Wohnen SE	4,080	190,326

Company	Shares	U.S. $ Value

Fastighets AB Balder - Class B(a)	1,780	$88,124
Grainger PLC	13,860	50,968
Kojamo Oyj	2,070	40,551
LEG Immobilien SE	770	101,283
Shurgard Self Storage SA	560	25,513
Swire Properties Ltd.	16,000	49,664
Wharf Real Estate Investment Co., Ltd.	6,000	33,740

		835,388

Residential REITs – 0.4%
American Homes 4 Rent - Class A	4,013	133,794
Bluerock Residential Growth REIT, Inc.	1,800	18,198
Daiwa Securities Living Investments Corp.	45	44,195
Equity Residential	310	22,205
Essex Property Trust, Inc.	622	169,085
Independence Realty Trust, Inc.	6,097	92,675
Invitation Homes, Inc.	3,580	114,524
Killam Apartment Real Estate Investment Trust	6,151	90,598
Minto Apartment Real Estate Investment Trust(c)	2,790	48,198
Sun Communities, Inc.	1,168	175,247
UDR, Inc.	2,850	125,001

		1,033,720

Retail REITs – 0.4%
AEON REIT Investment Corp.	25	33,723
Brixmor Property Group, Inc.	5,974	120,854
CapitaLand Integrated Commercial Trust	42,580	68,899
Eurocommercial Properties NV(a)	3,100	68,238
Kenedix Retail REIT Corp.	8	19,456
Link REIT	12,768	116,492
Mercialys SA	3,050	33,583
NETSTREIT Corp.	1,664	30,767
Simon Property Group, Inc.	1,959	222,875
SITE Centers Corp.	7,465	101,225
Vicinity Centres	75,236	95,110

		911,222

Specialized REITs – 0.3%
CubeSmart	3,086	116,743
Digital Realty Trust, Inc.	1,860	261,963
EPR Properties	1,080	50,317
MGM Growth Properties LLC - Class A	2,660	86,769
National Storage Affiliates Trust	3,172	126,658
Safestore Holdings PLC	4,540	49,789

		692,239

		10,334,538

Communication Services – 4.1%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	26,300	1,423,093
Telenor ASA	1,727	30,426

		1,453,519

Entertainment – 0.5%
Electronic Arts, Inc.	7,513	1,017,035
Netflix, Inc.(a)	240	125,198
Nintendo Co., Ltd.	100	56,364

		1,198,597

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.6%
Alphabet, Inc. - Class A(a)	79	$162,939
Alphabet, Inc. - Class C(a)	1,861	3,849,721
Facebook, Inc. - Class A(a)	8,169	2,406,015

		6,418,675

Wireless Telecommunication Services – 0.4%
Softbank Corp.	2,200	28,621
T-Mobile US, Inc.(a)	7,022	879,786

		908,407

		9,979,198

Financials – 3.9%
Banks – 2.0%
Bank of America Corp.	42,232	1,633,956
BNP Paribas SA(a)	993	60,503
Citigroup, Inc.	12,645	919,924
Fifth Third Bancorp	1,724	64,564
JPMorgan Chase & Co.	853	129,852
Mebuki Financial Group, Inc.	21,000	49,552
PNC Financial Services Group, Inc. (The)	3,618	634,633
Signature Bank/New York NY	197	44,542
Societe Generale SA(a)	2,160	56,473
SVB Financial Group(a)	218	107,618
Wells Fargo & Co.	30,202	1,179,992

		4,881,609

Capital Markets – 1.2%
Ameriprise Financial, Inc.	30	6,973
CME Group, Inc. - Class A	3,377	689,685
Goldman Sachs Group, Inc. (The)	4,466	1,460,382
LPL Financial Holdings, Inc.	3,118	443,255
Moody’s Corp.	180	53,750
Nomura Holdings, Inc.	7,200	38,149
Raymond James Financial, Inc.	857	105,034
S&P Global, Inc.	109	38,463

		2,835,691

Consumer Finance – 0.0%
Ally Financial, Inc.	811	36,665

Diversified Financial Services – 0.1%
Kinnevik AB - Class B(a)	1,722	83,692
M&G PLC	24,177	69,090

		152,782

Insurance – 0.6%
AIA Group Ltd.	400	4,895
Athene Holding Ltd. - Class A(a)	581	29,282
Aviva PLC	2,165	12,203
CNP Assurances(a)	4,892	92,786
iA Financial Corp., Inc.	1,539	83,679

Company	Shares	U.S. $ Value

Manulife Financial Corp.	1,020	$21,939
MetLife, Inc.	1,474	89,605
Progressive Corp. (The)	5,973	571,079
Prudential Financial, Inc.	1,079	98,297
Reinsurance Group of America, Inc. - Class A	4,505	567,855
Sun Life Financial, Inc.	473	23,904

		1,595,524

		9,502,271

Industrials – 3.7%
Aerospace & Defense – 0.3%
L3Harris Technologies, Inc.	4,186	848,418

Air Freight & Logistics – 0.1%
Kuehne & Nagel International AG	243	69,407
United Parcel Service, Inc. - Class B	475	80,745

		150,152

Airlines – 0.2%
Southwest Airlines Co.(a)	9,920	605,715

Building Products – 0.1%
Carrier Global Corp.	1,332	56,237
Cie de Saint-Gobain(a)	710	41,927
Masco Corp.	826	49,477
Otis Worldwide Corp.	665	45,519
Xinyi Glass Holdings Ltd.	6,000	19,711

		212,871

Commercial Services & Supplies – 0.0%
Cintas Corp.	13	4,437
Copart, Inc.(a)	173	18,790

		23,227

Construction & Engineering – 0.4%
AECOM(a)	12,811	821,313
Shimizu Corp.	6,700	54,251

		875,564

Electrical Equipment – 0.7%
Acuity Brands, Inc.	667	110,055
Eaton Corp. PLC	6,819	942,932
Prysmian SpA	1,379	44,776
Regal Beloit Corp.	2,518	359,268
Rockwell Automation, Inc.	133	35,304
Siemens Gamesa Renewable Energy SA	955	37,039
Vestas Wind Systems A/S	367	75,707

		1,605,081

Industrial Conglomerates – 0.2%
Honeywell International, Inc.	1,898	411,999

Machinery – 0.2%
Deere & Co.	203	75,950
Mitsubishi Heavy Industries Ltd.	200	6,228
Snap-on, Inc.	466	107,525
Techtronic Industries Co., Ltd.	5,500	94,291
Volvo AB - Class B(a)	3,563	90,233

		374,227

Company	Shares	U.S. $ Value

Marine – 0.0%
Nippon Yusen KK	2,500	$85,501

Professional Services – 0.5%
Booz Allen Hamilton Holding Corp.	4,699	378,410
Randstad NV	363	25,481
Robert Half International, Inc.	9,190	717,463

		1,121,354

Road & Rail – 0.7%
CSX Corp.	11,443	1,103,334
Knight-Swift Transportation Holdings, Inc.	15,085	725,438

		1,828,772

Trading Companies & Distributors – 0.3%
United Rentals, Inc.(a)	2,302	758,071
WW Grainger, Inc.	6	2,406

		760,477

		8,903,358

Energy – 2.2%
Energy Equipment & Services – 0.0%
Baker Hughes Co. - Class A	533	11,518

Oil, Gas & Consumable Fuels – 2.2%
Aker BP ASA	7,048	199,933
BP PLC	121,953	495,367
Canadian Natural Resources Ltd.	671	20,744
Cheniere Energy, Inc.(a)	558	40,182
Chevron Corp.	12,427	1,302,225
ENEOS Holdings, Inc.	26,300	119,320
EOG Resources, Inc.	11,859	860,134
Exxon Mobil Corp.	4,136	230,913
Galp Energia SGPS SA	2,905	33,675
LUKOIL PJSC (Sponsored ADR)	1,350	109,067
Neste Oyj	78	4,142
Parkland Corp./Canada	484	14,543
PetroChina Co., Ltd. - Class H	548,000	198,683
Petroleo Brasileiro SA (Preference Shares)	39,600	169,554
Pioneer Natural Resources Co.	161	25,570
Repsol SA	21,147	262,475
Royal Dutch Shell PLC - Class A	1,579	30,694
Royal Dutch Shell PLC - Class B	51,379	945,756
TOTAL SE	7,749	361,256
Woodside Petroleum Ltd.	314	5,739

		5,429,972

		5,441,490

Materials – 1.7%
Chemicals – 0.6%
CF Industries Holdings, Inc.	1,585	71,927
Clariant AG	579	11,682
Covestro AG(c)	1,080	72,663

Company	Shares	U.S. $ Value

Daicel Corp.	2,600	$20,033
Evonik Industries AG	2,148	76,007
FMC Corp.	37	4,093
Kuraray Co., Ltd.	7,200	82,362
LANXESS AG	507	37,419
LyondellBasell Industries NV - Class A	6,134	638,243
Mitsubishi Chemical Holdings Corp.	3,600	27,038
Mitsui Chemicals, Inc.	1,300	41,142
Orbia Advance Corp. SAB de CV	30,101	80,262
RPM International, Inc.	180	16,533
Sika AG	156	44,609
Umicore SA	725	38,464
Yara International ASA	1,550	80,747

		1,343,224

Construction Materials – 0.1%
Breedon Group PLC(a)	28,900	37,212
Buzzi Unicem SpA	1,660	43,118
Fletcher Building Ltd.	10,890	53,957
Grupo Cementos de Chihuahua SAB de CV	3,320	22,911

		157,198

Containers & Packaging – 0.0%
Sealed Air Corp.	1,017	46,599
Smurfit Kappa Group PLC	602	28,246

		74,845

Metals & Mining – 1.0%
Agnico Eagle Mines Ltd.	3,981	230,142
Alcoa Corp.(a)	3,460	112,415
Anglo American PLC	5,035	197,210
AngloGold Ashanti Ltd.	5,909	128,621
APERAM SA	2,580	115,993
ArcelorMittal SA(a)	5,343	153,779
BHP Group Ltd.	756	26,225
Boliden AB	2,635	97,767
First Quantum Minerals Ltd.	4,901	93,403
Fortescue Metals Group Ltd.	429	6,538
Glencore PLC(a)	90,653	355,941
Industrias Penoles SAB de CV(a)	1,909	24,637
Lundin Mining Corp.	5,655	58,183
MMC Norilsk Nickel PJSC (ADR)	2,130	66,648
Northern Star Resources Ltd.	3,550	25,715
Orocobre Ltd.(a)	5,420	19,705
OZ Minerals Ltd.	2,685	46,833
Polyus PJSC (GDR)(c)	730	67,509
Regis Resources Ltd.	12,150	26,885
Rio Tinto PLC	4,060	309,730
St. Barbara Ltd.	23,750	35,596
Steel Dynamics, Inc.	125	6,345
Vale SA (Sponsored ADR) - Class B	13,656	237,341
Yamana Gold, Inc.	4,751	20,642

		2,463,803

Paper & Forest Products – 0.0%
Suzano SA(a)	9,200	112,045

		4,151,115

Company	Shares	U.S. $ Value

Consumer Staples – 1.6%
Beverages – 0.0%
Kirin Holdings Co., Ltd.	3,600	$69,077
PepsiCo, Inc.	208	29,422

		98,499

Food & Staples Retailing – 0.7%
Costco Wholesale Corp.	1,039	366,227
Walmart, Inc.	9,106	1,236,868

		1,603,095

Food Products – 0.2%
Bunge Ltd.	126	9,988
Kellogg Co.	659	41,715
Mowi ASA	7,060	175,347
Nestle SA	543	60,531
Tyson Foods, Inc. - Class A	1,050	78,015

		365,596

Household Products – 0.7%
Procter & Gamble Co. (The)	12,406	1,680,145

Personal Products – 0.0%
Pola Orbis Holdings, Inc.	600	14,470
Unilever PLC	1,465	81,747

		96,217

Tobacco – 0.0%
Philip Morris International, Inc.	1,035	91,846

		3,935,398

Utilities – 1.0%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	9,995	846,577
Enel SpA	17,968	178,734
NextEra Energy, Inc.	13,823	1,045,157
Red Electrica Corp. SA	1,728	30,651
Terna Rete Elettrica Nazionale SpA	4,250	32,096

		2,133,215

Gas Utilities – 0.1%
UGI Corp.	2,190	89,812

Independent Power and Renewable Electricity Producers – 0.0%
EDP Renovaveis SA	3,550	75,788

Multi-Utilities – 0.0%
Sempra Energy	35	4,640

		2,303,455

Consumer Durables & Apparel – 0.1%
Homebuilding – 0.1%
Persimmon PLC	1,230	49,822
PulteGroup, Inc.	1,250	65,550

		115,372

Company	Shares		U.S. $ Value

Transportation – 0.0%
Highways & Railtracks – 0.0%
Transurban Group		6,998	$71,143

Consumer Services – 0.0%
Hotels, Resorts & Cruise Lines – 0.0%
Hilton Grand Vacations, Inc.(a)		1,250	46,862

Leisure Facilities – 0.0%
Planet Fitness, Inc.(a)		285	22,031

			68,893

Telecommunication Services – 0.0%
Integrated Telecommunication Services – 0.0%
Infrastrutture Wireless Italiane SpA(c)		4,130	45,997

Software & Services – 0.0%
Internet Services & Infrastructure – 0.0%
GDS Holdings Ltd. (ADR)(a)		350	28,381

Total Common Stocks (cost $64,831,897)			98,458,659

INVESTMENT COMPANIES – 26.2%
Funds and Investment Trusts – 26.2%(d) (e)
AB Discovery Growth Fund, Inc. - Class Z		200,740	3,123,509
AB Trust – AB Discovery Value Fund - Class Z		127,151	3,105,038
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		646,091	8,237,654
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		3,185,999	42,246,348
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		208,853	3,111,909
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z		112,995	3,857,647

Total Investment Companies (cost $58,881,950)			63,682,105

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 13.0%
Australia – 1.6%
Australia Government Bond Series 144 3.75%, 04/21/2037(c)	AUD	620	562,035
Series 145 2.75%, 06/21/2035(c)		802	651,496
Series 150 3.00%, 03/21/2047(c)		920	738,554
Series 160 1.00%, 12/21/2030(c)		320	226,564
Series 161 0.25%, 11/21/2025(c)		1,770	1,318,819
Series 164 0.50%, 09/21/2026(c)		475	353,235

			3,850,703

	Principal Amount (000)		U.S. $ Value

Austria – 0.3%
Republic of Austria Government Bond 0.75%, 02/20/2028(c)	EUR	510	$644,984

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(c)		180	263,712

Canada – 0.1%
Canadian Government Bond 0.25%, 03/01/2026	CAD	425	325,969

China – 0.8%
China Government Bond Series INBK 3.27%, 11/19/2030	CNY	5,690	872,155
3.39%, 03/16/2050		7,870	1,118,183

			1,990,338

Colombia – 0.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	1,050,100	278,798

Finland – 0.1%
Finland Government Bond 0.50%, 09/15/2028(c)	EUR	115	143,429

France – 0.2%
French Republic Government Bond OAT 0.50%, 06/25/2044(c)		337	387,217

Germany – 0.7%
Bundesrepublik Deutschland Bundesanleihe 0.10%, 08/15/2030-08/15/2050(c)		929	1,068,026
Series 2007 4.25%, 07/04/2039(c)		120	250,523
Series 3 4.75%, 07/04/2034(c)		250	487,538

			1,806,087

Italy – 1.3%
Italy Buoni Poliennali Del Tesoro 0.95%, 09/15/2027(c)		1,610	1,973,255
1.50%, 04/30/2045(c)		670	788,537
1.80%, 03/01/2041(c)		270	339,984

			3,101,776

	Principal Amount (000)		U.S. $ Value

Japan – 3.2%
Japan Government Five Year Bond Series 137 0.10%, 09/20/2023	JPY	86,750	$788,025
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030		205,850	1,865,952
Series 359 0.10%, 06/20/2030		277,550	2,514,105
Series 360 0.10%, 09/20/2030		26,850	242,873
Japan Government Twenty Year Bond Series 169 0.30%, 06/20/2039		31,650	278,709
Series 171 0.30%, 12/20/2039		44,850	393,833
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049		63,600	553,678
Series 65 0.40%, 12/20/2049		62,950	530,122
Series 68 0.60%, 09/20/2050		69,900	620,145

			7,787,442

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	1,088	283,605

Mexico – 0.1%
Mexican Bonos Series M 7.75%, 05/29/2031	MXN	3,135	163,445

Spain – 0.3%
Spain Government Bond 1.20%, 10/31/2040(c)	EUR	455	555,194
4.20%, 01/31/2037(c)		114	203,141

			758,335

United Kingdom – 0.7%
United Kingdom Gilt 0.625%, 10/22/2050(c)	GBP	157	176,208
1.25%, 10/22/2041(c)		215	290,243
1.75%, 09/07/2037(c)		821	1,213,616

			1,680,067

United States – 3.3%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	2,880	2,337,178
1.875%, 02/15/2051		690	609,895
4.50%, 08/15/2039		455	614,463
4.625%, 02/15/2040		100	137,516
U.S. Treasury Notes 0.25%, 05/31/2025		1,435	1,407,197
1.625%, 10/31/2026		1,345	1,383,038

	Principal Amount (000)		U.S. $ Value

2.125%, 05/31/2026	U.S.$	1,390	$1,469,925

			7,959,212

Total Governments - Treasuries (cost $32,562,884)			31,425,119

CORPORATES - INVESTMENT GRADE – 7.9%
Industrial – 3.7%
Basic – 0.4%
Alpek SAB de CV 3.25%, 02/25/2031(c)		200	197,050
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030		201	201,440
Inversiones CMPC SA 3.85%, 01/13/2030(c)		200	212,312
SABIC Capital II BV 4.00%, 10/10/2023(c)		335	360,439
Suzano Austria GmbH 3.75%, 01/15/2031		32	33,037

			1,004,278

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		10	10,615
4.40%, 03/15/2024		67	72,859

			83,474

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		17	18,303
5.125%, 07/01/2049		84	94,826
5.375%, 05/01/2047		35	40,613
Fox Corp. 4.709%, 01/25/2029		215	247,835
Prosus NV 3.68%, 01/21/2030(c)		220	227,425
ViacomCBS, Inc. 3.70%, 06/01/2028		23	24,922
Weibo Corp. 3.375%, 07/08/2030		200	197,852

			851,776

Communications - Telecommunications – 0.3%
AT&T, Inc. 3.50%, 09/15/2053(c)		200	184,954
Series B 2.875%, 03/02/2025(f)	EUR	100	117,136
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	145	224,169
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(c)		200	215,154

			741,413

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.3%
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(c)	EUR	200	$238,494
3.35%, 06/08/2025(c)	U.S.$	30	31,490
Lear Corp. 3.80%, 09/15/2027		127	138,481
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		200	217,874
Volkswagen Bank GmbH 1.25%, 06/10/2024(c)	EUR	100	121,560
Volkswagen Leasing GmbH 2.625%, 01/15/2024(c)		73	91,636

			839,535

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	89	92,845
3.90%, 08/08/2029		91	93,495

			186,340

Consumer Cyclical - Retailers – 0.0%
Ross Stores, Inc. 4.70%, 04/15/2027		24	27,381

Consumer Non-Cyclical – 0.4%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	270	364,934
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	U.S.$	145	186,994
BAT Capital Corp. 4.906%, 04/02/2030		55	62,741
BAT Netherlands Finance BV 3.125%, 04/07/2028(c)	EUR	100	133,724
CVS Health Corp. 5.05%, 03/25/2048	U.S.$	125	153,441
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	143	168,565

			1,070,399

Energy – 0.9%
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	125	138,477
BP Capital Markets PLC 1.573%, 02/16/2027(c)	EUR	175	221,556
3.25%, 03/22/2026(c) (f)		135	169,799
Cenovus Energy, Inc. 5.375%, 07/15/2025	U.S.$	32	36,010
Enbridge Energy Partners LP 7.375%, 10/15/2045		87	124,627
Energy Transfer Operating LP 5.50%, 06/01/2027		100	115,353
6.25%, 04/15/2049		175	206,412

	Principal Amount (000)		U.S. $ Value

Eni SpA Series NC5. 2.625%, 10/13/2025(c) (f)	EUR	129	$158,229
Husky Energy, Inc. 4.40%, 04/15/2029	U.S.$	182	194,451
ONEOK, Inc. 4.55%, 07/15/2028		104	115,018
6.35%, 01/15/2031		130	163,101
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		16	15,998
3.80%, 09/15/2030		42	42,786
4.50%, 12/15/2026		29	31,839
Saudi Arabian Oil Co. 2.875%, 04/16/2024(c)		200	210,004
TOTAL SE 2.625%, 02/26/2025(c) (f)	EUR	100	123,827
Valero Energy Corp. 6.625%, 06/15/2037	U.S.$	32	41,587

			2,109,074

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		200	218,000

Services – 0.1%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		204	194,089
Booking Holdings, Inc. 0.50%, 03/08/2028	EUR	100	118,036
Expedia Group, Inc. 6.25%, 05/01/2025(c)	U.S.$	3	3,469

			315,594

Technology – 0.4%
Baidu, Inc. 3.075%, 04/07/2025		205	215,482
Broadcom, Inc. 4.11%, 09/15/2028		149	162,686
5.00%, 04/15/2030		35	39,890
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	165	198,977
Fiserv, Inc. 1.125%, 07/01/2027		200	245,247
Oracle Corp. 3.95%, 03/25/2051	U.S.$	140	144,544

			1,006,826

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025(c)		99	113,992

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(c)		200	201,750

	Principal Amount (000)		U.S. $ Value

Heathrow Funding Ltd. 6.75%, 12/03/2026(c)	GBP	135	$234,476

			436,226

			9,004,308

Financial Institutions – 3.7%
Banking – 2.5%
American Express Co. Series B 3.622% (LIBOR 3 Month + 3.43%), 05/15/2021(f) (g)	U.S.$	8	8,001
Series C 3.469% (LIBOR 3 Month + 3.29%), 06/15/2021(f) (g)		17	16,899
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(c)		215	240,852
Bank of America Corp. 1.776%, 05/04/2027(c)	EUR	248	313,037
BNP Paribas SA 2.219%, 06/09/2026(c)	U.S.$	200	205,050
BPCE SA 4.625%, 07/11/2024(c)		200	220,930
CaixaBank SA 0.375%, 11/18/2026(c)	EUR	200	234,371
Capital One Financial Corp. Series E 3.991% (LIBOR 3 Month + 3.80%), 06/01/2021(f) (g)	U.S.$	44	43,980
Citigroup, Inc. 1.50%, 07/24/2026(c)	EUR	155	191,628
5.95%, 01/30/2023(f)	U.S.$	90	94,455
Series Q 4.289% (LIBOR 3 Month + 4.10%), 05/15/2021(f) (g)		82	81,888
Cooperatieve Rabobank UA 3.25%, 12/29/2026(c) (f)	EUR	200	239,852
Credit Suisse Group AG 4.194%, 04/01/2031(c)	U.S.$	250	271,885
Danske Bank A/S 3.244%, 12/20/2025(c)		350	372,589
5.375%, 01/12/2024(c)		200	222,998
DNB Bank ASA 6.50%, 03/26/2022(c) (f)		210	218,045
Fifth Third Bancorp Series L 4.50%, 09/30/2025(f)		41	43,642
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(c)	EUR	190	230,614
HSBC Holdings PLC 6.375%, 03/30/2025(f)	U.S.$	200	220,630

	Principal Amount (000)		U.S. $ Value

ING Groep NV 2.727%, 04/01/2032	U.S.$	240	$239,779
3.00%, 02/18/2026(c)	GBP	100	148,765
6.50%, 04/16/2025(f)	U.S.$	232	255,576
JPMorgan Chase & Co. 1.09%, 03/11/2027(c)	EUR	170	207,894
Series I 3.682% (LIBOR 3 Month + 3.47%), 04/30/2021(f) (g)	U.S.$	34	33,888
Series V 3.558% (LIBOR 3 Month + 3.32%), 07/01/2021 (f) (g)		17	16,867
Series Z 4.005% (LIBOR 3 Month + 3.80%), 05/01/2021(f) (g)		31	31,019
Morgan Stanley Series G 1.375%, 10/27/2026	EUR	100	124,506
Series H 3.851% (LIBOR 3 Month + 3.61%), 07/15/2021(f) (g)	U.S.$	9	8,992
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(f) (g)		128	128,043
Natwest Group PLC Series U 2.573% (LIBOR 3 Month + 2.32%), 09/30/2027(f) (g)		200	197,886
PNC Financial Services Group, Inc. (The) Series O 6.75%, 08/01/2021(f)		17	17,260
Societe Generale SA 4.25%, 04/14/2025(c)		205	221,347
Standard Chartered PLC 1.722% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (f) (g)		200	187,570
Truist Financial Corp. Series Q 5.10%, 03/01/2030(f)		75	81,789
UBS Group AG 7.125%, 08/10/2021(c) (f)		230	234,338
UniCredit SpA 2.569%, 09/22/2026(c)		350	351,666
US Bancorp Series I 3.727% (LIBOR 3 Month + 3.49%), 04/15/2021(f) (g)		53	52,934
Wells Fargo & Co. 1.375%, 10/26/2026(c)	EUR	110	136,392

			6,147,857

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(f)	U.S.$	201	$204,122

Finance – 0.4%
Air Lease Corp. 2.875%, 01/15/2026		67	69,344
3.625%, 04/01/2027		14	14,786
3.875%, 07/03/2023		6	6,380
4.25%, 02/01/2024		21	22,777
Aircastle Ltd. 2.85%, 01/26/2028(c)		79	75,353
4.25%, 06/15/2026		3	3,159
4.40%, 09/25/2023		67	71,426
5.25%, 08/11/2025(c)		72	78,446
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		13	12,667
2.875%, 01/20/2022(c)		11	11,157
3.50%, 11/01/2027(c)		18	18,507
3.875%, 05/01/2023(c)		44	45,963
4.125%, 08/01/2025(c)		2	2,130
4.375%, 01/30/2024(c)		13	13,826
4.875%, 10/01/2025(c)		23	25,104
5.50%, 12/15/2024(c)		47	52,682
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	100	146,414
GE Capital Funding LLC 4.40%, 05/15/2030(c)	U.S.$	200	226,760
Synchrony Financial 3.95%, 12/01/2027		25	26,941
4.50%, 07/23/2025		51	56,489

			980,311

Insurance – 0.4%
Alleghany Corp. 3.625%, 05/15/2030		109	117,530
ASR Nederland NV 3.375%, 05/02/2049(c)	EUR	100	130,924
Centene Corp. 4.25%, 12/15/2027	U.S.$	28	29,431
4.625%, 12/15/2029		37	40,056
CNP Assurances 4.50%, 06/10/2047(c)	EUR	200	281,636
Credit Agricole Assurances SA 4.25%, 01/13/2025(c) (f)		200	261,315
Voya Financial, Inc. 5.65%, 05/15/2053	U.S.$	153	163,381

			1,024,273

	Principal Amount (000)		U.S. $ Value

REITS – 0.3%
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	100	$118,152
Digital Euro Finco LLC 2.50%, 01/16/2026(c)	EUR	220	283,930
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023	U.S.$	10	10,553
WPC Eurobond BV 2.125%, 04/15/2027	EUR	148	187,829

			600,464

			8,957,027

Utility – 0.5%
Electric – 0.5%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(c)	U.S.$	250	278,281
E.ON International Finance BV 1.25%, 10/19/2027(c)	EUR	54	67,419
EDP Finance BV 0.375%, 09/16/2026(c)		170	201,091
Enel Finance International NV 2.65%, 09/10/2024(c)	U.S.$	308	324,158
Iberdrola International BV Series NC6 1.45%, 11/09/2026(c) (f)	EUR	100	117,917
Naturgy Finance BV 4.125%, 11/18/2022(c) (f)		100	123,445
SSE PLC 1.375%, 09/04/2027(c)		160	200,718

			1,313,029

Total Corporates - Investment Grade (cost $18,520,788)			19,274,364

CORPORATES - NON-INVESTMENT GRADE – 2.4%
Industrial – 2.0%
Basic – 0.3%
Axalta Coating Systems LLC 3.375%, 02/15/2029(c)	U.S.$	150	146,265
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	100	117,311
Ingevity Corp. 3.875%, 11/01/2028(c)	U.S.$	88	85,355
Solvay SA 2.50%, 12/02/2025(f)	EUR	100	120,049
SPCM SA 4.875%, 09/15/2025(c)	U.S.$	200	205,582
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(c)	EUR	120	140,724

			815,286

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00%, 09/01/2028(c)	EUR	135	$158,354
Rolls-Royce PLC 0.875%, 05/09/2024(c)		160	180,791
TransDigm, Inc. 6.25%, 03/15/2026(c)	U.S.$	110	116,614
Vertical Midco GmbH 4.375%, 07/15/2027(c)	EUR	140	172,607

			628,366

Communications - Media – 0.1%
Cable One, Inc. 4.00%, 11/15/2030(c)	U.S.$	53	52,409
CSC Holdings LLC 6.75%, 11/15/2021		45	46,294
Netflix, Inc. 3.625%, 05/15/2027	EUR	147	197,383

			296,086

Communications - Telecommunications – 0.2%
Lumen Technologies, Inc. 4.50%, 01/15/2029(c)	U.S.$	103	100,505
T-Mobile USA, Inc. 2.625%, 04/15/2026		73	74,023
2.875%, 02/15/2031		48	46,400
3.375%, 04/15/2029		78	78,919
Telecom Italia SpA/Milano 1.625%, 01/18/2029(c)	EUR	140	160,615
Telefonica Europe BV 3.75%, 03/15/2022(c) (f)		100	120,624

			581,086

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 3.75%, 01/30/2031(c)	U.S.$	105	101,960
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)	EUR	120	145,730
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	108	120,423
Tenneco, Inc. 5.00%, 07/15/2024(c)	EUR	100	120,202

			488,315

Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029		200	180,438

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(c)	U.S.$	116	112,810

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Dufry One BV 2.50%, 10/15/2024(c)	EUR	105	$121,149
Levi Strauss & Co. 3.50%, 03/01/2031(c)	U.S.$	55	53,104

			174,253

Consumer Non-Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(c)		61	62,411
Avantor Funding, Inc. 2.625%, 11/01/2025(c)	EUR	102	122,471
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(c)		120	142,569
Grifols SA 1.625%, 02/15/2025(c)		200	235,077
IQVIA, Inc. 1.75%, 03/15/2026(c)		170	199,831
Newell Brands, Inc. 4.70%, 04/01/2026	U.S.$	81	89,333
4.875%, 06/01/2025		20	22,079
Tenet Healthcare Corp. 4.625%, 07/15/2024		102	104,119

			977,890

Other Industrial – 0.1%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(c)		118	114,630
Rexel SA 2.125%, 06/15/2025(c)	EUR	120	141,826

			256,456

Technology – 0.0%
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(c)	U.S.$	14	14,409

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(h)		200	216,171

			4,741,566

Financial Institutions – 0.4%
Banking – 0.2%
Banco Santander SA 6.75%, 04/25/2022(c) (f)	EUR	200	247,147
Credit Suisse Group AG 7.50%, 12/11/2023(c) (f)	U.S.$	200	216,610
Discover Financial Services Series D 6.125%, 06/23/2025(f)		117	129,809

			593,566

	Principal Amount (000)		U.S. $ Value

Finance – 0.2%
Lincoln Financing SARL 3.625%, 04/01/2024(c)	EUR	120	$142,175
Navient Corp. 6.625%, 07/26/2021	U.S.$	170	173,220
SLM Corp. 4.20%, 10/29/2025		96	100,780

			416,175

REITS – 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(c)		58	61,123

			1,070,864

Total Corporates - Non-Investment Grade (cost $5,692,849)			5,812,430

QUASI-SOVEREIGNS – 1.7%
Quasi-Sovereign Bonds – 1.7%
China – 1.3%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	14,390	2,363,619
Series 1910 3.65%, 05/21/2029		2,040	311,277
Series 2004 3.43%, 01/14/2027		1,780	270,106
Series 2009 3.39%, 07/10/2027		1,140	172,500

			3,117,502

Indonesia – 0.2%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)	U.S.$	200	217,340
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(c)		210	211,116

			428,456

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		200	191,937
Petroleos Mexicanos 5.95%, 01/28/2031		39	37,245
7.69%, 01/23/2050		120	110,880

			340,062

United Arab Emirates – 0.1%
DP World Crescent Ltd. 3.875%, 07/18/2029(c)		200	209,500

Total Quasi-Sovereigns (cost $3,906,312)			4,095,520

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
Risk Share Floating Rate – 1.0%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.859% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (g)	U.S.$	220	$217,673
Series 2019-2A, Class M2 3.209% (LIBOR 1 Month + 3.10%), 04/25/2029(c) (g)		150	151,048
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 2.409% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (g)		45	45,319
Series 2019-R03, Class 1M2 2.259% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (g)		31	31,326
Series 2019-R04, Class 2M2 2.209% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (g)		54	53,833
Series 2019-R05, Class 1M2 2.109% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (g)		32	32,078
Series 2019-R06, Class 2M2 2.209% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (g)		66	66,297
Series 2019-R07, Class 1M2 2.209% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (g)		44	43,905
Eagle RE Ltd. Series 2018-1, Class M1 1.809% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (g)		56	56,041
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.109% (LIBOR 1 Month + 4.00%), 08/25/2024(g)		113	114,981
Series 2014-HQ3, Class M3 4.859% (LIBOR 1 Month + 4.75%), 10/25/2024(g)		47	47,306
Series 2019-DNA3, Class M2 2.159% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (g)		20	20,404
Series 2019-HQA1, Class M2 2.459% (LIBOR 1 Month + 2.35%), 02/25/2049(c) (g)		46	45,686
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 1M2 4.409% (LIBOR 1 Month + 4.30%), 02/25/2025(g)		45	45,206
Series 2015-C02, Class 1M2 4.109% (LIBOR 1 Month + 4.00%), 05/25/2025(g)		63	63,723

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 2M2 4.109% (LIBOR 1 Month + 4.00%), 05/25/2025(g)	U.S.$	29	$29,617
Series 2015-C03, Class 1M2 5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		30	31,005
Series 2015-C03, Class 2M2 5.109% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		45	45,231
Series 2015-C04, Class 1M2 5.809% (LIBOR 1 Month + 5.70%), 04/25/2028(g)		34	35,958
Series 2015-C04, Class 2M2 5.659% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		120	126,073
Series 2016-C01, Class 1M2 6.859% (LIBOR 1 Month + 6.75%), 08/25/2028(g)		40	42,102
Series 2016-C02, Class 1M2 6.109% (LIBOR 1 Month + 6.00%), 09/25/2028(g)		74	77,844
Series 2016-C06, Class 1M2 4.359% (LIBOR 1 Month + 4.25%), 04/25/2029(g)		87	91,002
Series 2017-C01, Class 1M2 3.659% (LIBOR 1 Month + 3.55%), 07/25/2029(g)		58	59,683
Series 2017-C02, Class 2M2 3.759% (LIBOR 1 Month + 3.65%), 09/25/2029(g)		123	126,789
Series 2017-C05, Class 1M2 2.309% (LIBOR 1 Month + 2.20%), 01/25/2030(g)		108	109,367
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.359% (LIBOR 1 Month + 4.25%), 11/25/2024(g) (i)		13	13,085
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.127% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (g)		71	66,998
Radnor Re Ltd. Series 2019-1, Class M1B 2.059% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (g)		140	140,856
STACR Trust Series 2018-DNA3, Class M2 2.209% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (g)		174	173,348
Triangle Re Ltd. Series 2021-1, Class M1B 3.107% (LIBOR 1 Month + 3.00%), 08/25/2033(c) (g)		149	149,356

	Principal Amount (000)		U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.359% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (i)	U.S.$	65	$63,825
Series 2015-WF1, Class 2M2 5.609% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (i)		19	18,764

			2,435,729

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.994% (6.10% – LIBOR 1 Month), 12/15/2044(g) (j)		385	81,965
Series 4693, Class SL 6.044% (6.15% – LIBOR 1 Month), 06/15/2047(g) (j)		394	94,143
Series 4719, Class JS 6.044% (6.15% – LIBOR 1 Month), 09/15/2047(g) (j)		271	52,354
Series 4727, Class SA 6.094% (6.20% – LIBOR 1 Month), 11/15/2047(g) (j)		411	88,884
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.431% (6.54% – LIBOR 1 Month), 12/25/2041(g) (j)		203	40,282
Series 2016-106, Class ES 5.891% (6.00% – LIBOR 1 Month), 01/25/2047(g) (j)		379	75,498
Series 2017-81, Class SA 6.091% (6.20% – LIBOR 1 Month), 10/25/2047(g) (j)		411	96,645
Series 2017-97, Class LS 6.091% (6.20% – LIBOR 1 Month), 12/25/2047(g) (j)		338	83,905
Government National Mortgage Association Series 2017-134, Class SE 6.089% (6.20% – LIBOR 1 Month), 09/20/2047(g) (j)		248	49,696
Series 2017-65, Class ST 6.039% (6.15% – LIBOR 1 Month), 04/20/2047(g) (j)		373	81,755

			745,127

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		17	15,162
Series 2006-24CB, Class A16 5.75%, 08/25/2036		88	68,544
Series 2006-28CB, Class A14 6.25%, 10/25/2036		64	47,433
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		41	36,882

	Principal Amount (000)		U.S. $ Value

Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 07/25/2037	U.S.$	29	$20,463
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 05/25/2036		40	28,406
Series 2006-13, Class 1A19 6.25%, 09/25/2036		21	13,923
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		78	53,580

			284,393

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.489% (LIBOR 1 Month + 0.38%), 12/25/2036(g)		205	101,748
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.609% (LIBOR 1 Month + 0.50%), 03/25/2035(g)		49	44,886

			146,634

Total Collateralized Mortgage Obligations (cost $3,606,169)			3,611,883

MORTGAGE PASS-THROUGHS – 1.3%
Agency Fixed Rate 30-Year – 1.3%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-10/01/2049		486	521,216
Series 2020 2.50%, 07/01/2050		134	138,269
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		159	175,863
Federal National Mortgage Association Series 2012 3.50%, 11/01/2042		278	301,388
Series 2013 3.50%, 04/01/2043		182	196,962
Series 2018 3.50%, 02/01/2048		143	151,626
4.50%, 09/01/2048		336	370,923
Series 2019 3.50%, 11/01/2049		154	164,703
Series 2020
2.50%, 07/01/2050		758	786,986
Uniform Mortgage-Backed Security Series 2021 2.50%, 04/01/2051, TBA		400	410,156

Total Mortgage Pass-Throughs (cost $3,178,228)			3,218,092

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 1.3%
France – 0.7%
French Republic Government Bond OAT Series OATE 0.10%, 03/01/2026(c)	EUR	1,237	$1,591,252

Germany – 0.6%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(c)		1,229	1,590,693

Total Inflation-Linked Securities (cost $3,239,276)			3,181,945

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.6%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.106% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (g)	U.S.$	200	199,815
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.106% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (g)		375	366,062
BHMS Series 2018-ATLS, Class A 1.356% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (g)		158	157,948
BX Trust Series 2018-EXCL, Class A 1.194% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (g)		163	158,439
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.14% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (g)		166	165,520
Invitation Homes Trust Series 2018-SFR4, Class A 1.208% (LIBOR 1 Month + 1.10%), 01/17/2038(c) (g)		210	211,038
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.056% (LIBOR 1 Month + 1.95%), 11/15/2026(g) (i)		90	76,402
Starwood Retail Property Trust Series 2014-STAR, Class A 1.576% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (g)		176	129,167

			1,464,391

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.2%
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 04/10/2031(c)	U.S.$	276	$267,741
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.142%, 05/15/2045(c)		119	76,927
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		141	143,305
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.463%, 09/15/2048		102	96,301

			584,274

Total Commercial Mortgage-Backed Securities (cost $2,173,156)			2,048,665

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.0%
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		24	24,480

			24,480

Capital Goods – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(c)		200	195,300
Embraer Netherlands Finance BV 6.95%, 01/17/2028(c)		200	219,060

			414,360

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		200	201,313

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		200	204,563

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(c)		46	50,149

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(c)		200	210,000

			1,104,865

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(i)		14	14,350

Total Emerging Markets - Corporate Bonds (cost $1,116,159)			1,119,215

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.4%
Bahrain – 0.1%
Bahrain Government International Bond 5.25%, 01/25/2033(b) (c)	U.S.$	200	$190,000

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(b) (c)		200	187,000

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.875%, 10/17/2031(c)	EUR	100	123,793

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(c)	U.S.$	200	208,437

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		230	226,622

Total Emerging Markets - Sovereigns (cost $901,595)			935,852

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
ICG US CLO Ltd. Series 2015-1A, Class A1R 1.363% (LIBOR 3 Month + 1.14%), 10/19/2028(c) (g)		293	293,036
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.369% (LIBOR 3 Month + 1.18%), 11/18/2031(c) (g)		320	320,042
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.454% (LIBOR 3 Month + 1.23%), 01/20/2032(c) (g)		250	250,009

Total Collateralized Loan Obligations (cost $863,020)			863,087

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada		235	197,683
Province of Quebec Canada		465	395,703

Total Local Governments - Provincial Bonds (cost $608,654)			593,386

	Principal Amount (000)		U.S. $ Value

COVERED BONDS – 0.2%
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(c)	EUR	140	$163,521
UBS AG/London 4.00%, 04/08/2022(c)		158	193,690
1.375%, 04/16/2021(c)		140	164,265

Total Covered Bonds (cost $501,708)			521,476

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Chile – 0.1%
Chile Government International Bond 1.625%, 01/30/2025		125	155,658

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	U.S.$	280	310,362

Total Governments - Sovereign Bonds (cost $457,940)			466,020

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Canada – 0.1%
Canada Housing Trust No. 1 1.80%, 12/15/2024(c)	CAD	200	164,288
1.95%, 12/15/2025(c)		195	160,557

Total Governments - Sovereign Agencies (cost $325,044)			324,845

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(c) (cost $97,505)	U.S.$	98	98,670

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $201,465,134)			239,731,333

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (k) (cost $678,440)		678,440	678,440

Total Investments – 99.1% (cost $202,143,574)(l)			240,409,773

Other assets less liabilities – 0.9%			2,291,328

Net Assets – 100.0%			$242,701,101

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bund Futures	3	June 2021	$602,580	$630
Euro-Schatz Futures	4	June 2021	525,839	42
U.S. T-Note 5 Yr (CBT) Futures	20	June 2021	2,467,969	(20,095)
Sold Contracts
10 Yr Canadian Bond Futures	9	June 2021	993,817	4,649
Euro-BOBL Futures	5	June 2021	792,042	(463)
U.S. 10 Yr Ultra Futures	21	June 2021	3,017,438	57,824

				$42,587

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	4,023	USD	706	04/05/2021	$(8,611)
Barclays Bank PLC	USD	739	BRL	4,023	04/05/2021	(24,647)
Barclays Bank PLC	AUD	5,213	USD	3,976	06/04/2021	15,346
BNP Paribas SA	GBP	2,906	USD	3,960	04/09/2021	(46,710)
BNP Paribas SA	SEK	3,404	USD	413	04/15/2021	23,500
BNP Paribas SA	MXN	8,046	USD	383	04/16/2021	(9,755)
BNP Paribas SA	CAD	4,523	USD	3,564	04/22/2021	(35,657)
Citibank, NA	BRL	3,792	USD	679	04/05/2021	5,496
Citibank, NA	USD	666	BRL	3,792	04/05/2021	8,117
Citibank, NA	ZAR	5,954	USD	403	04/08/2021	(765)
Citibank, NA	INR	60,116	USD	812	04/15/2021	(7,899)
Citibank, NA	USD	826	KRW	911,835	04/22/2021	(17,345)
Citibank, NA	COP	1,424,088	USD	403	05/20/2021	14,576
Citibank, NA	JPY	1,001,224	USD	9,448	05/20/2021	401,305
Citibank, NA	USD	394	COP	1,462,013	05/20/2021	4,693
Deutsche Bank AG	USD	812	INR	60,412	04/15/2021	11,395
Deutsche Bank AG	COP	1,187,174	USD	332	05/20/2021	7,958
Deutsche Bank AG	USD	92	PEN	340	05/20/2021	(1,236)
Goldman Sachs Bank USA	USD	1,372	CAD	1,725	04/22/2021	931
Goldman Sachs Bank USA	USD	801	RUB	59,814	05/25/2021	(14,879)
HSBC Bank USA	USD	831	IDR	11,643,006	04/15/2021	(33,238)
JPMorgan Chase Bank, NA	ZAR	6,005	USD	395	04/08/2021	(12,142)
JPMorgan Chase Bank, NA	USD	1,009	GBP	742	04/09/2021	13,302
JPMorgan Chase Bank, NA	IDR	11,481,616	USD	808	04/15/2021	20,731
JPMorgan Chase Bank, NA	USD	511	CAD	637	04/22/2021	(3,439)
JPMorgan Chase Bank, NA	PLN	1,546	USD	395	06/24/2021	3,898
Morgan Stanley Capital Services, Inc.	USD	1,032	GBP	755	04/09/2021	9,096
Morgan Stanley Capital Services, Inc.	CNY	23,177	USD	3,567	04/22/2021	40,049
Morgan Stanley Capital Services, Inc.	JPY	87,279	USD	803	05/20/2021	14,631

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	809	USD	955	05/27/2021	$5,304
Morgan Stanley Capital Services, Inc.	NZD	1,158	USD	840	05/27/2021	30,671
Morgan Stanley Capital Services, Inc.	MYR	1,237	USD	299	09/23/2021	1,536
Natwest Markets PLC	CNY	81	USD	13	04/22/2021	217
Standard Chartered Bank	IDR	5,890,966	USD	417	04/15/2021	13,397
Standard Chartered Bank	USD	399	IDR	5,684,947	04/15/2021	(9,207)
Standard Chartered Bank	KRW	909,598	USD	816	04/22/2021	9,861
Standard Chartered Bank	KRW	457,020	USD	402	04/22/2021	(3,706)
State Street Bank & Trust Co.	ZAR	5,858	USD	402	04/08/2021	5,196
State Street Bank & Trust Co.	ZAR	5,899	USD	398	04/08/2021	(1,278)
State Street Bank & Trust Co.	GBP	131	USD	182	04/09/2021	1,523
State Street Bank & Trust Co.	GBP	339	USD	466	04/09/2021	(1,456)
State Street Bank & Trust Co.	USD	448	GBP	326	04/09/2021	1,778
State Street Bank & Trust Co.	USD	654	GBP	468	04/09/2021	(9,225)
State Street Bank & Trust Co.	DKK	559	USD	92	04/15/2021	3,408
State Street Bank & Trust Co.	NOK	273	USD	32	04/15/2021	119
State Street Bank & Trust Co.	NOK	3,519	USD	408	04/15/2021	(3,760)
State Street Bank & Trust Co.	SEK	1,491	USD	179	04/15/2021	8,403
State Street Bank & Trust Co.	USD	465	NOK	3,961	04/15/2021	(2,019)
State Street Bank & Trust Co.	USD	535	SEK	4,484	04/15/2021	(21,405)
State Street Bank & Trust Co.	MXN	2,872	USD	139	04/16/2021	(1,029)
State Street Bank & Trust Co.	USD	330	MXN	6,834	04/16/2021	3,587
State Street Bank & Trust Co.	CAD	19	USD	15	04/22/2021	103
State Street Bank & Trust Co.	CAD	65	USD	51	04/22/2021	(501)
State Street Bank & Trust Co.	CNY	1,142	USD	175	04/22/2021	1,255
State Street Bank & Trust Co.	USD	225	CAD	286	04/22/2021	2,502
State Street Bank & Trust Co.	CHF	327	USD	367	05/06/2021	21,692
State Street Bank & Trust Co.	USD	458	CHF	420	05/06/2021	(13,021)
State Street Bank & Trust Co.	JPY	124,809	USD	1,156	05/20/2021	27,823
State Street Bank & Trust Co.	USD	454	JPY	48,816	05/20/2021	(12,550)
State Street Bank & Trust Co.	USD	12	HKD	96	05/21/2021	(32)
State Street Bank & Trust Co.	USD	126	SGD	170	05/21/2021	81
State Street Bank & Trust Co.	EUR	18,397	USD	21,974	05/27/2021	375,073
State Street Bank & Trust Co.	NZD	49	USD	35	05/27/2021	1,280
State Street Bank & Trust Co.	USD	509	EUR	429	05/27/2021	(6,306)
State Street Bank & Trust Co.	USD	431	NZD	601	05/27/2021	(11,018)
State Street Bank & Trust Co.	USD	107	AUD	140	06/04/2021	(382)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	PLN	1,603	USD	408	06/24/2021	$2,136
UBS AG	USD	785	ZAR	11,897	04/08/2021	20,949
UBS AG	USD	2,007	JPY	212,359	05/20/2021	(88,090)

						$731,610

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
BRL	4,032	01/02/2023	1 Day CDI	4.910%	Maturity	$(12,784)	$—	$(12,784)
BRL	2,815	01/02/2023	1 Day CDI	4.590%	Maturity	(8,139)	—	(8,139)
BRL	2,815	01/02/2023	4.590%	1 Day CDI	Maturity	8,139	7,560	579
BRL	2,040	01/02/2023	1 Day CDI	4.915%	Maturity	(6,515)	—	(6,515)
CAD	3,780	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	109,501	1	109,500
EUR	540	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	65,329	—	65,329
EUR	540	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(90,681)	—	(90,681)
EUR	550	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	85,021	6,542	78,479
EUR	550	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(96,371)	—	(96,371)

						$53,500	$14,103	$39,397

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	8	$(2,155)	$(910)	$(1,245)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9	(2,424)	(501)	(1,923)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	52	(14,009)	(5,771)	(8,238)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50%	USD	53	(14,278)	(5,885)	(8,393)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4	(1,078)	(348)	(730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(767)	(1,388)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	8	(2,155)	(709)	(1,446)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	58	(15,620)	(9,202)	(6,418)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	53	(14,278)	(5,481)	(8,797)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	82	(22,084)	(13,197)	(8,887)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	75	(20,199)	(11,191)	(9,008)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	78	(21,013)	(10,304)	(10,709)

						$(131,448)	$(64,266)	$(67,182)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	10,000	07/11/2024	2.416%	CPI#	Maturity	$(80,092)	$—	$(80,092)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate market value of these securities amounted to $39,213,764 or 16.2% of net assets.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2021.
(h)	Fair valued by the Adviser.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of March 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2 4.359%, 11/25/2024	11/06/2015	$13,214	$13,085	0.01%
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA 2.056%, 11/15/2026	11/16/2015	89,658	76,402	0.03%
Terraform Global Operating LLC
6.125%, 03/01/2026	02/08/2018	14,000	14,350	0.01%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2 5.359%, 11/25/2025	09/28/2015	65,181	63,825	0.03%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2 5.609%, 11/25/2025	09/28/2015	18,898	18,764	0.01%

(j)	Inverse interest only security.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,290,508 and gross unrealized depreciation of investments was $(4,357,989), resulting in net unrealized appreciation of $38,932,519.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

GDR – Global Depositary Receipt

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$21,233,586	$266,574	$—	$21,500,160
Consumer Discretionary	10,980,858	525,588	—	11,506,446
Health Care	10,341,301	230,143	—	10,571,444
Real Estate	7,179,482	3,155,056	—	10,334,538
Communication Services	9,863,787	115,411	—	9,979,198
Financials	9,034,928	467,343	—	9,502,271
Industrials	8,258,806	644,552	—	8,903,358
Energy	2,784,450	2,657,040	—	5,441,490
Materials	1,947,090	2,204,025	—	4,151,115
Consumer Staples	3,534,226	401,172	—	3,935,398
Utilities	1,986,186	317,269	—	2,303,455
Consumer Durables & Apparel	65,550	49,822	—	115,372
Transportation	—	71,143	—	71,143
Consumer Services	68,893	—	—	68,893
Telecommunication Services	—	45,997		45,997
Software & Services	28,381	—	—	28,381
Investment Companies	63,682,105	—	—	63,682,105
Governments - Treasuries	—	31,425,119	—	31,425,119
Corporates - Investment Grade	—	19,274,364	—	19,274,364
Corporates - Non-Investment Grade	—	5,812,430	—	5,812,430
Quasi-Sovereigns	—	4,095,520	—	4,095,520
Collateralized Mortgage Obligations	—	3,611,883	—	3,611,883
Mortgage Pass-Throughs	—	3,218,092	—	3,218,092
Inflation-Linked Securities	—	3,181,945	—	3,181,945
Commercial Mortgage-Backed Securities	—	2,048,665	—	2,048,665
Emerging Markets - Corporate Bonds	—	1,119,215	—	1,119,215
Emerging Markets - Sovereigns	—	935,852	—	935,852
Collateralized Loan Obligations	—	863,087	—	863,087
Local Governments - Provincial Bonds	—	593,386	—	593,386
Covered Bonds	—	521,476	—	521,476
Governments - Sovereign Bonds	—	466,020	—	466,020

Investments in Securities:	Level 1	Level 2	Level 3	Total
Governments - Sovereign Agencies	—	324,845	—	324,845
Asset-Backed Securities	—	98,670	—	98,670
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	678,440	—	—	678,440

Total Investments in Securities	151,668,069	88,741,704	—	240,409,773
Other Financial Instruments(a):
Assets:
Futures	63,145	—	—	63,145
Forward Currency Exchange Contracts	—	1,132,918	—	1,132,918
Centrally Cleared Interest Rate Swaps	—	267,990	—	267,990
Liabilities:
Futures	(20,558)	—	—	(20,558)
Forward Currency Exchange Contracts	—	(401,308)	—	(401,308)
Centrally Cleared Interest Rate Swaps	—	(214,490)	—	(214,490)
Credit Default Swaps	—	(131,448)	—	(131,448)
Inflation (CPI) Swaps	—	(80,092)	—	(80,092)

Total	$151,710,656	$89,315,274	$—	$241,025,930

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2021 is as follows:

							Distributions
Fund	Market Value 12/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 03/31/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$3,073	$0	$0	$0	$51	$3,124	$0		$0
AB Discovery Value Fund, Inc.	3,151	0	701	0	655	3,105	0		0
Bernstein Fund, Inc. International Small Cap Portfolio	8,410	0	697	0	525	8,238	0		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	42,917	0	2,350	0	1,679	42,246	0		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	3,105	0	408	0	415	3,112	0		0
Government Money Market Portfolio	1,673	13,723	15,396	0	0	0	0	**	0
Government Money Market Portfolio*	0	1,929	1,251	0	0	678	0	**	0
Sanford C Bernstein Fund, Inc. – Emerging Markets Portfolio	3,965	0	297	0	190	3,858	0		0
Total	$66,294	$15,652	$21,100	$0	$3,515	$64,361	$0		$0

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.